Share-Based Compensation - Schedule of Valuation Assumptions (Details)	12 Months Ended
Dec. 31, 2023 $ / shares
Schedule of Valuation Assumptions [Line Items]
Spot price on valuation date (in Dollars per share)	$ 10.6
Dividend yield	0.00%
Minimum [Member]
Schedule of Valuation Assumptions [Line Items]
Expected volatility	120.95%
Risk-free interest rate	3.53%
Maximum [Member]
Schedule of Valuation Assumptions [Line Items]
Expected volatility	123.34%
Risk-free interest rate	4.28%